UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01884

Endowments
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – Capital Research and Management sm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

April 30, 2009

 unaudited

Common stocks — 91.40%	Shares	Value

CONSUMER STAPLES — 18.10%
Wal-Mart Stores, Inc.	64,000	$3,225,600
Coca-Cola Co.	60,000	2,583,000
Philip Morris International Inc.	70,000	2,534,000
Walgreen Co.	48,000	1,508,640
PepsiCo, Inc.	20,000	995,200
Hershey Co.	26,500	957,710
L’Oréal SA1	9,000	643,052
Avon Products, Inc.	26,500	603,140
Kraft Foods Inc., Class A	25,000	585,000
		13,635,342

INFORMATION TECHNOLOGY — 15.40%
Cisco Systems, Inc.[2]	98,000	1,893,360
Oracle Corp.	77,000	1,489,180
Microsoft Corp.	71,000	1,438,460
International Business Machines Corp.	13,000	1,341,730
QUALCOMM Inc.	30,000	1,269,600
Google Inc., Class A2	2,400	950,328
Applied Materials, Inc.	60,000	732,600
Intel Corp.	40,000	631,200
Hewlett-Packard Co.	11,000	395,780
Nokia Corp. (ADR)	25,000	353,500
Linear Technology Corp.	15,000	326,700
Yahoo! Inc.[2]	21,000	300,090
EMC Corp.[2]	20,000	250,600
Intuit Inc.[2]	10,000	231,300
		11,604,428

HEALTH CARE — 12.51%
Novo Nordisk A/S, Class B1	25,000	1,187,798
Roche Holding AG1	8,000	1,011,368
UnitedHealth Group Inc.	43,000	1,011,360
Medtronic, Inc.	31,000	992,000
Eli Lilly and Co.	30,000	987,600
Becton, Dickinson and Co.	11,000	665,280
Bristol-Myers Squibb Co.	28,000	537,600
Schering-Plough Corp.	23,000	529,460
Merck & Co., Inc.	21,000	509,040
Pfizer Inc	32,000	427,520
Wyeth	10,000	424,000
Johnson & Johnson	7,000	366,520
Stryker Corp.	8,000	309,680
Amgen Inc.[2]	6,000	290,820
Aetna Inc.	8,000	176,080
		9,426,126

FINANCIALS — 12.10%
Berkshire Hathaway Inc., Class A2	20	1,880,000
Wells Fargo & Co.	90,000	1,800,900
American Express Co.	67,000	1,689,740
JPMorgan Chase & Co.	25,000	825,000
U.S. Bancorp	37,000	674,140
Allstate Corp.	22,000	513,260
Chubb Corp.	9,000	350,550
PNC Financial Services Group, Inc.	8,000	317,600
Bank of America Corp.	35,000	312,550
Comerica Inc.	12,000	251,760
KeyCorp	35,000	215,250
Lincoln National Corp.	16,000	179,840
Citigroup Inc.	35,000	106,750
		9,117,340

ENERGY — 10.21%
Exxon Mobil Corp.	43,000	2,866,810
Chevron Corp.	23,000	1,520,300
Royal Dutch Shell PLC, Class B (ADR)	29,000	1,319,500
Schlumberger Ltd.	8,000	391,920
Baker Hughes Inc.	11,000	391,380
ConocoPhillips	9,000	369,000
Penn West Energy Trust	27,500	301,588
Occidental Petroleum Corp.	5,000	281,450
TOTAL SA (ADR)	5,000	248,600
		7,690,548

INDUSTRIALS — 8.90%
Boeing Co.	40,000	1,602,000
General Electric Co.	80,000	1,012,000
FedEx Corp.	15,000	839,400
Lockheed Martin Corp.	10,000	785,300
Deere & Co.	15,000	618,900
United Parcel Service, Inc., Class B	10,000	523,400
Avery Dennison Corp.	15,000	431,100
Illinois Tool Works Inc.	10,000	328,000
United Technologies Corp.	6,000	293,040
Emerson Electric Co.	8,000	272,320
		6,705,460

CONSUMER DISCRETIONARY — 6.64%
Lowe’s Companies, Inc.	54,000	1,161,000
Time Warner Inc.	33,333	727,660
Home Depot, Inc.	25,500	671,160
Target Corp.	15,000	618,900
Nordstrom, Inc.	20,000	452,600
News Corp., Class A	45,000	371,700
J.C. Penney Co., Inc.	12,000	368,280
Carnival Corp., units	12,000	322,560
McDonald’s Corp.	5,000	266,450
Gannett Co., Inc.	10,000	39,100
		4,999,410

TELECOMMUNICATION SERVICES — 3.25%
AT&T Inc.	66,000	1,690,920
Verizon Communications Inc.	25,000	758,500
		2,449,420

MATERIALS — 2.09%
Air Products and Chemicals, Inc.	13,000	856,700
E.I. du Pont de Nemours and Co.	15,000	418,500
Alcoa Inc.	33,000	299,310
		1,574,510

UTILITIES — 1.73%
Exelon Corp.	17,000	784,210
PG&E Corp.	14,000	519,680
		1,303,890

MISCELLANEOUS — 0.47%
Other common stocks in initial period of acquisition		356,400

Total common stocks (cost: $77,795,337)		68,862,874

	Principal amount
Short-term securities — 7.38%	(000)

Federal Home Loan Bank 0.10%–0.22% due 5/18–8/19/2009	$1,950	$1,949,463
Abbott Laboratories 0.16% due 6/30/2009[3]	1,800	1,799,237
General Electric Co. 0.16% due 5/1/2009	1,100	1,099,995
Pfizer Inc 0.15% due 5/18/2009[3]	708	707,947
		5,556,642

Total short-term securities (cost: $5,556,981)		5,556,642

Total investment securities (cost: $83,352,318)		74,419,516
Other assets less liabilities		921,742

Net assets		$75,341,258

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,842,219, which represented 3.77% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,507,184, which represented 3.33% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2009:

Investment securities

Level 1 — Quoted prices	$66,020,655
Level 2 — Other significant observable inputs	8,398,861	*
Level 3 — Significant unobservable inputs	—
Total	$74,419,516

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,842,219 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information

Gross unrealized appreciation on investment securities	$6,148,787
Gross unrealized depreciation on investment securities	(15,101,944)
Net unrealized depreciation on investment securities	(8,953,157)
Cost of investment securities for federal income tax purposes	83,372,673

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the fund. This and other important information is contained in the fund’s prospectus, which should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

April 30, 2009
 unaudited

Bonds & notes — 93.17%	Principal amount (000)	Value

CORPORATE BONDS & NOTES — 31.06%
Financials — 12.17%
Countrywide Financial Corp., Series B, 5.80% 2012	$665	$610,046
MBNA Global Capital Funding, Series B, 1.97% 2027[1]	200	68,906
Hospitality Properties Trust 6.30% 2016	400	280,398
Hospitality Properties Trust 5.625% 2017	115	76,515
Hospitality Properties Trust 6.70% 2018	200	141,505
Banco Santander-Chile 5.375% 2014[2]	300	281,805
Sovereign Bancorp, Inc. 2.88% 2013[1]	250	181,216
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	75,157
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	221,542
Royal Bank of Scotland PLC 6.934% 2018	€200	208,619
New York Life Global Funding 4.65% 2013[2]	$200	198,146
CNA Financial Corp. 6.50% 2016	250	188,426
Loews Corp. 6.00% 2035	225	174,686
SLM Corp., Series A, 4.50% 2010	200	174,513
Resona Bank, Ltd. 5.85% (undated)[1,2]	305	169,972
International Lease Finance Corp., Series R, 6.375% 2013	100	61,120
American General Finance Corp., Series I, 5.40% 2015	250	102,425
DBS Bank Ltd. 1.704% 2021[1,2]	250	161,776
HBOS PLC 6.75% 2018[2]	150	110,575
HBOS Capital Funding LP 6.071% (undated)[1,2]	150	47,995
Kimco Realty Corp., Series C, 4.82% 2014	200	155,941
Lincoln National Corp. 7.00% 2066[1]	425	149,813
Principal Life Insurance Co. 5.30% 2013	150	141,468
American Express Co. 6.15% 2017	150	134,112
Nationwide Financial Services, Inc. 6.75% 2067[1]	335	131,786
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	126,074
UniCredito Italiano SpA 5.584% 2017[1,2]	200	123,188
Simon Property Group, LP 6.125% 2018	125	104,016
Hartford Financial Services Group, Inc. 8.125% 2068[1]	250	101,363
Capital One Capital III 7.686% 2036[1]	231	99,330
Monumental Global Funding 5.50% 2013[2]	100	93,357
Chubb Corp. 6.375% 2067[1]	150	90,821
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	150	82,607
Allstate Corp., Series A, 6.50% 2067[1]	125	72,656
CIT Group Inc. 6.10% 2067[1]	250	58,742
Catlin Insurance Ltd. 7.249% (undated)[1,2]	150	55,305
Nationwide Mutual Insurance Co. 7.875% 2033[2]	85	46,666
Fifth Third Capital Trust IV 6.50% 2067[1]	125	45,050
Northern Rock PLC 6.594% (undated)[1,2]	200	35,250
		5,382,888

Industrials — 5.02%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3,4]	385	348,425
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3,4]	106	77,699
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[3]	70	40,206
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3,4]	165	128,707
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	263,960
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3,4]	200	160,300
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3,4]	121	80,887
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	244	230,406
Canadian National Railway Co. 6.375% 2037	200	205,548
Norfolk Southern Corp. 5.75% 2018	200	197,310
Burlington Northern Santa Fe Corp. 7.00% 2014	125	135,064
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3,4]	141	128,896
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3,4]	140	94,878
CSX Corp. 5.75% 2013	50	49,738
CSX Corp. 6.15% 2037	50	39,839
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	49	38,977
		2,220,840

Telecommunication services — 3.01%
SBC Communications Inc. 6.25% 2011	250	263,658
AT&T Wireless Services, Inc. 7.875% 2011	100	108,483
AT&T Inc. 4.95% 2013	200	207,386
SBC Communications Inc. 5.625% 2016	125	127,381
AT&T Inc. 5.80% 2019	110	112,051
Telecom Italia Capital SA 5.25% 2015	100	88,951
Telecom Italia Capital SA 7.721% 2038	250	218,862
Nextel Communications, Inc., Series E, 6.875% 2013	150	115,875
Verizon Communications Inc. 5.55% 2014[2]	85	89,260
		1,331,907

Energy — 2.45%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	257	212,175
TransCanada PipeLines Ltd. 7.125% 2019	100	109,872
TransCanada PipeLines Ltd. 6.35% 2067[1]	150	96,133
Enbridge Energy Partners, LP, Series B, 7.50% 2038	250	197,979
Rockies Express Pipeline LLC 6.85% 2018[2]	150	150,030
Enterprise Products Operating LLC 5.65% 2013	150	141,770
Shell International Finance B.V. 4.00% 2014	90	92,913
Qatar Petroleum 5.579% 2011[2,3]	56	56,473
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	27	26,921
		1,084,266

Utilities — 2.33%
Reliant Energy Resources Corp. 7.75% 2011	250	257,878
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	225,779
E.ON International Finance BV 5.80% 2018[2]	200	199,320
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	150	153,812
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	150	114,074
Midwest Generation, LLC, Series B, 8.56% 2016[3]	83	79,515
		1,030,378

Consumer discretionary — 2.29%
News America Inc. 6.90% 2019[2]	110	103,698
News America Inc. 6.65% 2037	300	238,780
Time Warner Cable Inc. 6.75% 2018	150	152,034
Time Warner Cable Inc. 8.25% 2019	100	110,706
Tele-Communications, Inc. 9.80% 2012	215	231,919
Seminole Tribe of Florida 5.798% 2013[2,3]	105	94,062
Thomson Reuters Corp. 6.50% 2018	85	81,593
		1,012,792

Health care — 1.63%
Pfizer Inc. 5.35% 2015	125	134,542
Pfizer Inc. 6.20% 2019	130	139,976
Roche Holdings Inc. 6.00% 2019[2]	180	189,162
Novartis Capital Corp. 4.125% 2014	150	155,636
Abbott Laboratories 5.125% 2019	100	102,566
		721,882

Consumer staples — 1.63%
Altria Group, Inc. 9.25% 2019	150	172,056
Kroger Co. 6.40% 2017	150	156,384
Procter & Gamble Co. 3.50% 2015	150	149,825
Safeway Inc. 6.25% 2014	100	106,386
CVS Caremark Corp. 6.60% 2019	90	95,375
Delhaize Group 5.875% 2014	40	40,590
		720,616

Information technology — 0.53%
National Semiconductor Corp. 6.15% 2012	150	135,190
KLA-Tencor Corp. 6.90% 2018	125	98,272
		233,462

Total corporate bonds & notes		13,739,031

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3] — 29.77%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	525,543
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	267,199
Fannie Mae 6.00% 2021	13	13,913
Fannie Mae 4.00% 2024	736	747,344
Fannie Mae 4.00% 2024	189	191,657
Fannie Mae, Series 2001-4, Class GA, 10.118% 2025[1]	21	24,020
Fannie Mae 6.00% 2026	87	91,662
Fannie Mae 7.50% 2031	5	5,835
Fannie Mae, Series 2001-20, Class C, 12.022% 2031[1]	15	17,557
Fannie Mae 6.50% 2035	645	683,398
Fannie Mae 5.617% 2037[1]	225	234,773
Fannie Mae 6.00% 2037	182	190,449
Fannie Mae 6.00% 2037	172	180,087
Fannie Mae 6.50% 2037	1,333	1,414,660
Fannie Mae 6.50% 2037	165	174,590
Fannie Mae 6.50% 2037	127	134,299
Fannie Mae 7.00% 2037	191	203,785
Fannie Mae 7.00% 2037	183	196,051
Fannie Mae 7.00% 2037	169	181,523
Fannie Mae 5.50% 2038	377	392,945
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	16	17,587
Freddie Mac 5.00% 2023	427	441,768
Freddie Mac 5.00% 2023	334	345,732
Freddie Mac 5.00% 2023	331	342,385
Freddie Mac 5.00% 2023	88	91,446
Freddie Mac 6.00% 2026	347	364,679
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	98	87,622
Freddie Mac, Series 3257, Class PA, 5.50% 2036	214	222,392
Freddie Mac, Series 3318, Class JT, 5.50% 2037	221	228,773
Freddie Mac 5.00% 2038	456	469,293
Government National Mortgage Assn. 6.00% 2038	452	472,168
Government National Mortgage Assn. 6.50% 2038	412	433,940
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	218,963
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	125	109,340
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	258,781
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	254,507
Bank of America 5.50% 2012[2]	250	247,564
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	250	239,611
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	256	231,432
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	200	189,500
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2,4]	200	187,000
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	183,000
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,4]	200	165,000
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	153	151,240
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	125,331
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	150	122,292
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	112	113,625
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	216	110,226
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	211	107,835
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.916% 2036[1]	110	59,557
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.921% 2037[1]	84	41,343
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	224	99,429
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	99	98,961
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	161	87,444
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	170	85,113
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	75	74,107
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.45% 2030[1]	51	50,812
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	48	46,319
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	43	33,355
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.601% 2037[1]	131	28,538
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	27	26,179
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.435% 2027[1,2]	29	21,224
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	9	8,638
		13,165,341

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 26.06%
U.S. Treasury 4.625% 2011	250	272,255
U.S. Treasury 4.875% 2012	905	995,256
U.S. Treasury 2.00% 2013	180	180,815
U.S. Treasury 3.375% 2013	750	799,838
U.S. Treasury 4.25% 2013	3,292	3,632,129
U.S. Treasury 12.50% 2014	550	569,635
U.S. Treasury 11.25% 2015	520	772,039
U.S. Treasury 3.50% 2018	750	778,065
U.S. Treasury 3.875% 2018	190	202,536
U.S. Treasury 4.00% 2018	575	616,958
U.S. Treasury 2.75% 2019	580	561,829
U.S. Treasury 6.00% 2026	300	373,242
U.S. Treasury 4.50% 2036	1,340	1,431,388
U.S. Treasury 4.375% 2038	85	89,396
Freddie Mac 3.75% 2019	250	249,140
		11,524,521

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 5.99%
German Government 4.25% 2014	€660	951,225
German Government 3.75% 2017	155	215,569
German Government, Series 8, 4.25% 2018	390	562,612
French Government O.A.T. Eurobond 4.00% 2018	530	728,088
South Korean Government 5.75% 2014	$100	102,834
Israeli Government 5.125% 2019	90	90,146
		2,650,474

MUNICIPALS — 0.29%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	144	110,334
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	25	18,230
		128,564

Total bonds & notes (cost: $44,262,940)		41,207,931

Convertible securities — 0.01%	Shares

FINANCIALS — 0.01%
Fannie Mae, Series 2004-1, 5.375% convertible preferred[4]	2	3,200

Total convertible securities (cost: $169,500)		3,200

Preferred securities — 2.49%

FINANCIALS — 2.49%
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	150,000	85,550
BNP Paribas 7.195%[1,2]	100,000	64,969
QBE Capital Funding II LP 6.797%[1,2]	200,000	130,178
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	130,141
JPMorgan Chase & Co., Series I, 7.90%[1]	150,000	114,388
Royal Bank of Scotland Group PLC, Series U, 7.64%[1]	300,000	87,081
PNC Preferred Funding Trust I 6.517%[1,2]	200,000	78,366
Société Générale 5.922%[1,2]	150,000	76,976
XL Capital Ltd., Series E, 6.50%[1]	250,000	75,077
ING Capital Funding Trust III 8.439% noncumulative[1]	170,000	73,121
AXA SA, Series B, 6.379%[1,2]	150,000	59,959
Barclays Bank PLC 7.434%[1,2]	100,000	48,990
ILFC E-Capital Trust II 6.25%[1,2]	255,000	42,075
Fannie Mae, Series O, 7.00%[1,2]	23,175	25,493
Freddie Mac, Series Z, 8.375%	10,950	6,378
Freddie Mac, Series V, 5.57%	8,300	3,839

Total preferred securities (cost: $3,715,875)		1,102,581

	Principal amount
Short-term securities — 4.18%	(000)	Value

Federal Home Loan Bank 0.10%–0.16% due 5/8–5/18/2009	$1,350	$1,349,950
Abbott Laboratories 0.20% due 5/22/2009[2]	500	499,939

Total short-term securities (cost: $1,849,889)		1,849,889

Total investment securities (cost: $49,998,204)		44,163,601
Other assets less liabilities		63,804

Net assets		$44,227,405

[1]	Coupon rate may change periodically.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,064,715, which represented 13.71% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,374,992, which represented 3.11% of the net assets of the fund.

Key to symbol

€ = Euros

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2009:

	Investment securities	Forward currency contracts

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	42,791,809	$(15,020	)*
Level 3 — Significant unobservable inputs	1,371,792
Total	$44,163,601

*Forward currency contracts are not included in the investment portfolio

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended April 30, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 8/1/2008	$—
Net sales	1,047,375
Net realized loss	(147,590)
Net unrealized appreciation	297,419
Net transfers into Level 3	2,269,338
Ending value at 4/30/2009	$1,371,792

Net unrealized appreciation during the period on Level 3 investment securities held at 4/30/2009	$297,419

Federal income tax information

Gross unrealized appreciation on investment securities	$718,314
Gross unrealized depreciation on investment securities	(7,069,997)
Net unrealized depreciation on investment securities	(6,351,683)
Cost of investment securities for federal income tax purposes	50,515,285

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the fund. This and other important information is contained in the fund’s prospectus, which should be read carefully before investing.

MFGEFP-985-0608O-S15806

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: June 26, 2009

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: June 26, 2009